July 22, 2019

BY EDGAR

Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Re:	GMO Series Trust (the “Trust”) (File Nos. 333-174627 and 811-22564)

Dear Ladies and Gentlemen:

Transmitted herewith for filing by means of electronic submission on behalf of the Trust pursuant to (1) the Securities Act of 1933, as amended (the “Securities Act”), and Rule 485(b) thereunder, (2) the Investment Company Act of 1940, as amended (the “1940 Act”), (3) Form N-1A and (4) Regulation S-T, is Post-Effective Amendment No. 45 to the Trust’s Registration Statement under the Securities Act and Amendment No. 47 to the Trust’s Registration Statement under the 1940 Act on Form N-1A (“Amendment No. 45/47”). This Amendment No. 45/47 relates to each of the fifteen series of the Trust listed on the front cover of the GMO Series Trust Prospectus, dated June 30, 2019, and filed with the Securities and Exchange Commission on June 28, 2019 with Post-Effective Amendment No. 44 under the Securities Act and Amendment No. 46 under the 1940 Act (“Amendment No. 44/46”).

The purpose of this Amendment No. 45/47 is to submit an XBRL interactive data file in the manner provided by Rule 405 of Regulation S-T and General Instruction C.3.(g) of Form N-1A. The interactive data file included as an exhibit to this Amendment No. 45/47 relates to Amendment No. 44/46. Pursuant to the provisions of Rule 485(b) under the Securities Act, it is intended that this Amendment No. 45/47 become effective immediately.

If you have any questions or need any clarification concerning the foregoing or this transmission, please call the undersigned at 617-880-8916.

Sincerely,

/s/ Douglas Y. Charton

Douglas Y. Charton

Enclosures

cc:	Jon Feigelson, Esq., Grantham, Mayo, Van Otterloo & Co. LLC

Thomas R. Hiller, Esq.

Sarah S. Clinton, Esq.